Business combination - Summary of detailed information about business combination (Details) - USD ($) $ in Millions	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase consideration
Cash paid		$ 8.3
Deferred consideration		16.1
Contigent consideration		0.4
Total purchase consideration		24.8
Indemnification asset		(1.3)
Fair value of previously held interest on the acquired entity		3.9
Total consideration		27.4
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents		4.2
Trade accounts receivable		3.0
Receivables from controlling shareholders		13.6
Other assets		1.7
Property, plant and equipment, net		1.1
Intangible assets, net	$ 18.6	18.6
Right of use	62.3	1.5	$ 37.8
Trade accounts payable and other payables		(4.9)
Loans and financing		(7.0)
Lease liability	$ (64.7)	(1.6)	$ (38.6)	$ (57.6)
Provisions for labor, tax or civil contingencies		(1.3)
Total of net identifiable assets acquired		28.9
Non-controlling interest		(11.7)
Goodwill		10.2
Total consideration		$ 27.4